Themes Natural Monopoly ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary Products - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	21	$10,998
Mercedes-Benz Group AG	175	10,243
Stellantis NV	748	7,498
		28,739

Consumer Discretionary Services - 1.0%
Lottery Corp. Ltd.	2,402	8,426
Restaurant Brands International, Inc.	114	7,562
		15,988

Consumer Staple Products - 3.7%
Coca-Cola Co.	230	16,272
Haleon PLC	521	2,678
Kenvue, Inc.	661	13,835
PepsiCo, Inc.	94	12,412
Procter & Gamble Co.	85	13,542
		58,739

Financial Services - 18.2%
ASX Ltd.	1,129	51,836
Blackrock, Inc.	45	47,216
CME Group, Inc.	197	54,297
Corpay, Inc. (a)	22	7,300
Experian PLC	169	8,704
Mastercard, Inc. - Class A	15	8,429
Raymond James Financial, Inc.	295	45,244
Singapore Exchange Ltd.	4,872	57,016
Visa, Inc. - Class A	25	8,876
		288,918

Health Care - 9.5%
AbbVie, Inc.	141	26,173
Bristol-Myers Squibb Co.	447	20,692
Cencora, Inc.	11	3,298
EssilorLuxottica SA	102	27,983
Gilead Sciences, Inc.	270	29,935
IQVIA Holdings, Inc. (a)	19	2,994
Quest Diagnostics, Inc.	24	4,311
Ramsay Health Care Ltd.	168	4,057
Sonic Healthcare Ltd.	215	3,791
Vertex Pharmaceuticals, Inc. (a)	62	27,602
		150,836

Industrial Products - 16.1%
AMETEK, Inc.	73	13,210
Assa Abloy AB - Class B	436	13,604
Atlas Copco AB - Class A	844	13,636
Fortive Corp.	701	36,543
Honeywell International, Inc.	232	54,028
Johnson Controls International PLC	163	17,216
Legrand SA	539	72,063
Ralliant Corp. (a)	234	11,331
Schneider Electric SE	53	14,097
Snap-on, Inc.	29	9,024
		254,752

Industrial Services - 3.8%
Cintas Corp.	40	8,915
CSX Corp.	171	5,580
FedEx Corp.	20	4,546
Kuehne + Nagel International AG	24	5,192
RELX PLC	160	8,647
Republic Services, Inc.	17	4,192
Stantec, Inc.	47	5,114
Sweco AB	245	4,247
Waste Connections, Inc.	31	5,791
Waste Management, Inc.	18	4,119
WSP Global, Inc.	22	4,487
		60,830

Materials - 3.5%
Air Liquide SA	31	6,396
Amrize Ltd. (a)	42	2,095
CRH PLC	47	4,315
Ecolab, Inc.	23	6,197
Fortescue Ltd.	355	3,570
Heidelberg Materials AG	32	7,518
Holcim AG	42	3,118
Linde PLC	12	5,630
Nippon Paint Holdings Co. Ltd.	800	6,444
Sika AG	19	5,158
Vulcan Materials Co.	17	4,434
		54,875

Media - 1.7%
Booking Holdings, Inc.	2	11,578
Comcast Corp. - Class A	196	6,995
Uber Technologies, Inc. (a)	92	8,584
		27,157

Oil & Gas - 2.7%
Chevron Corp.	57	8,162
Shell PLC	262	9,183
Suncor Energy, Inc.	228	8,541
TotalEnergies SE	143	8,776
Var Energi ASA	2,618	8,418
		43,080

Retail & Wholesale - Discretionary - 1.4%
Copart, Inc. (a)	358	17,567
Ferguson Enterprises, Inc.	13	2,831
Reece Ltd.	178	1,681
		22,079

Retail & Wholesale - Staples - 6.1%
Alimentation Couche-Tard, Inc.	372	18,491
Coles Group Ltd.	1,762	24,167
Loblaw Cos. Ltd.	156	25,804
Metro, Inc./CN	328	25,766
Sysco Corp.	32	2,424
		96,652

Software & Technology Services - 16.9%
Adobe, Inc. (a)	112	43,331
Autodesk, Inc. (a)	168	52,008
Dassault Systemes SE	1,427	51,655
Intuit, Inc.	79	62,223
Pro Medicus Ltd.	23	4,315
Sage Group PLC	3,137	53,846
		267,378

Tech Hardware & Semiconductors - 8.4%
Broadcom, Inc.	226	62,297
Cisco Systems, Inc.	885	61,401
Panasonic Holdings Corp.	900	9,722
		133,420

Telecommunications - 1.4%
AT&T, Inc.	212	6,135
BCE, Inc.	181	4,014
HKT Trust & HKT Ltd.	3,400	5,076
KDDI Corp.	200	3,444
Verizon Communications, Inc.	98	4,241
		22,910

Utilities - 2.2%
APA Group	1,643	8,835
Duke Energy Corp.	66	7,788
National Grid PLC	593	8,640
Terna - Rete Elettrica Nazionale	855	8,788
		34,051
TOTAL COMMON STOCKS (Cost $1,383,373)		1,560,404

PREFERRED STOCKS - 0.7%	Shares	Value
Consumer Discretionary Products - 0.7%
Volkswagen AG, 0.00%	106	11,190
TOTAL PREFERRED STOCKS (Cost $10,893)		11,190

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (b)	8,726	8,726
TOTAL SHORT-TERM INVESTMENTS (Cost $8,726)		8,726

TOTAL INVESTMENTS - 99.7% (Cost $1,402,992)		1,580,320
Other Assets in Excess of Liabilities - 0.3%		4,027
TOTAL NET ASSETS - 100.0%		$1,584,347
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Natural Monopoly ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,560,404	–	–	1,560,404
Preferred Stocks	11,190	–	–	11,190
Money Market Funds	8,726	–	–	8,726
Total Investments	1,580,320	–	–	1,580,320

Refer to the Schedule of Investments for further disaggregation of investment categories.